Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2024
Accrued expenses and other liabilities
Accrued expenses and other liabilities

10.         Accrued expenses and other liabilities

	At March 31,
	2024	2023	2022
	€M	€M	€M
Accruals	1,603.1	1,276.6	953.0
Indirect tax and duties	725.5	720.4	485.6
Unearned revenue (contract liabilities)	2,899.0	2,786.5	1,554.2
	5,227.6	4,783.5	2,992.8

Contract liabilities comprise:	At March 31,
	2024	2023	2022
	€M	€M	€M
Opening contract liabilities	2,786.5	1,554.2	290.9
Revenue deferred during the year	12,840.8	11,343.0	5,648.4
Revenue recognized during the year	(12,728.3)	(10,110.7)	(4,385.1)
Closing contract liabilities	2,899.0	2,786.5	1,554.2

Indirect tax and duties comprise:

	At March 31,
	2024	2023	2022
	€M	€M	€M
PAYE (payroll taxes)	31.6	22.5	13.5
Other tax (principally air passenger duty in various countries)	693.9	697.9	472.1
	725.5	720.4	485.6

Creditors for tax and social insurance are payable in the timeframe set out in the relevant legislation.